Background information of business and organization	12 Months Ended
Dec. 31, 2016
Background information of business and organization [Abstract]
Background information of business and organization
1.	Background information of business and organization

Xinyuan Real Estate Co., Ltd. (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in residential real estate development and the provision of property management services. The Group’s operations are conducted mainly in the People’s Republic of China (“PRC”). In 2012, the Group expanded its business into the U.S. residential real estate market.

As of December 31, 2016, subsidiaries of the Company and its consolidated variable interest entities included the following entities:

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500,000	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited	Hong Kong October 26, 2011	HK$	3,000,000	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	100%	Investment holding company

Xinyuan Real Estate, Ltd.	Cayman Islands January 27, 2006	US$	50,000,000	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10,000	100%	Investment holding company

XIN Irvine, LLC	United States July 12, 2012	US$	50,000	100%	Real estate development

Vista Sierra, LLC	United States May 1, 2012	US$	0	100%	Real estate development

XIN Development Management East, LLC	United States August 28, 2012	US$	1,000	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1,000	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1,000	100%	Real estate development

Xinyuan Sailing Co., Ltd.	Hong Kong June 21, 2013	HK$	3,000,000	100%	Investment holding company

AWAN Plasma Sdn Bhd	Malaysia April 16, 2007	MYR	33,577,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
XIN Eco Marine Group Properties Sdn Bhd	Malaysia July 9, 2014	MYR	33,217,000	100%	Investment holding company

Xinyuan Internet Finance Co., Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

New Dawn International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

New Legend International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

New Point International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

New Grace International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

China Online Finance Research Institute Limited	Hong Kong July 17, 2015	US$	1,000,000	100%	Dormant

Genesis Ocean Investments Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Honest View Development Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Honour Triumph Enterprises Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Well Poly Holdings Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Zhengzhou Yasheng Construction Material Co., Ltd.	PRC October 22, 2013	US$	50,000,000	100%	Sales of construction materials

Zhengzhou Jiasheng Real Estate Co., Ltd.	PRC December 2, 2013	US$	60,000,000	100%	Real estate development

Zhengzhou Yusheng Landscape Design Co., Ltd.	PRC December 25, 2013	US$	70,000,000	100%	Landscaping engineering and management

Xinyuan (China) Real Estate, Ltd.	PRC April 10, 2006	US$	307,000,000	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”)	PRC May 19, 1997	RMB	200,000,000	100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	PRC February 9, 2006	RMB	10,000,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Shandong Xinyuan Real Estate Co., Ltd.	PRC June 2, 2006	RMB	300,000,000	100%	Real estate development

Xinyuan Technology Service Co., Ltd. (“Xinyuan Service”)	PRC December 28, 1998	RMB	50,000,000	94%	Property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	PRC February 17, 2004	RMB	2,000,000	100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd*	PRC May 26, 2004	RMB	2,000,000	100%	Installation of intercom systems

Henan Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC December 29, 2011	RMB	20,000,000	100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd. (“Suzhou Xinyuan”)	PRC November 24, 2006	RMB	200,000,000	100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	PRC December 7, 2006	RMB	50,000,000	100%	Real estate development

Kunshan Xinyuan Real Estate Co., Ltd.	PRC January 31, 2008	RMB	200,000,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	PRC June 12, 2007	RMB	220,000,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	PRC November 9, 2009	RMB	200,000,000	100%	Real estate development

Henan Xinyuan Jiye Real Estate Co., Ltd.	PRC November 15, 2009	RMB	50,000,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd. (“Beijing Wanzhong”)	PRC March 4, 2008	RMB	900,000,000	100%	Real estate development

Beijing Heju Management Consulting Service Co., Ltd.	PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd.	PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. (“Jiantou Xinyuan”)	PRC June 13, 2005	RMB	10,000,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	PRC March 8, 2012	RMB	30,000,000	100%	Real estate consulting services

Henan Xinyuan Priority Commercial Management Co., Ltd.	PRC August 10, 2012	RMB	2,000,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC September 20, 2012	RMB	200,000,000	100%	Real estate development

Jiangsu Jiajing Real Estate Co., Ltd.	PRC March 28, 2005	RMB	150,000,000	100%	Real estate development

Beijing XIN Media Co., Ltd.	PRC July 10, 2013	RMB	10,000,000	100%	Culture and media services

Xingyang Xinyuan Real Estate Co., Ltd.	PRC July 25, 2013	RMB	200,000,000	100%	Real estate development

APEC Construction Investment (Beijing) Co., Ltd.	PRC August 1, 2013	RMB	100,000,000	100%	Dormant

Beijing Xinxiang Huicheng Decoration Co., Ltd.	PRC October 18, 2013	RMB	10,000,000	100%	Property decoration services

Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. (“Jinan Wanzhuo”)	PRC December 4, 2013	RMB	300,000,000	100%	Real estate development

Xinrongji (Beijing) Investment Co., Ltd.	PRC December 25, 2013	RMB	100,000,000	100%	Dormant

Sanya Beida Science and Technology Park Industrial Development Co., Ltd.	PRC January 10, 2014	RMB	200,000,000	100%	Real estate development

Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC February 21, 2014	RMB	50,000,000	100%	Real estate development

Zhengzhou Hengsheng Real Estate Co., Ltd.	PRC June 19, 2014	RMB	20,000,000	100%	Real estate development

Beijing Xinyuan Xindo Park E-commerce Co., Ltd.	PRC August 12, 2014	RMB	202,000,000	100%	Electronic commerce

Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	PRC September 15, 2014	RMB	20,000,000	90%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Tianjin Xinyuan Real Estate Co., Ltd.	PRC September 17, 2014	RMB	100,000,000	100%	Real estate development

Xi’an Xinyuan Metropolitan Business Management Co., Ltd.	PRC November 25, 2014	RMB	3,000,000	100%	Property management services

Beijing Xinleju Technology Development Co., Ltd.	PRC December 24, 2014	RMB	10,000,000	100%	Technical service

Changsha Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC April 3, 2014	RMB	100,000,000	100%	Real estate development

Shanghai Junxin Real Estate Co., Ltd.	PRC January 16, 2014	RMB	5,000,000	100%	Real estate development

Beijing Yue-Mart Commerce and Trade Co., Ltd.	PRC January 5, 2015	RMB	30,000,000	100%	Retail store

Beijing Xinhe Investment Development Co., Ltd.	PRC May 5, 2015	RMB	5,000,000	100%	Investment holding company

Jinan Yue-Mart Commerce and Trade Co., Ltd.	PRC December 4, 2015	RMB	3,000,000	100%	Retail store

Henan Yue-Mart Commerce and Trade Co., Ltd.	PRC March 23, 2015	RMB	10,000,000	100%	Retail store

Henan Xinyuan Guangsheng Real Estate Co., Ltd.	PRC July 27, 2015	RMB	40,000,000	100%	Real estate development

Shanghai Hexinli Property Management Center (Limited partnership) (“Shanghai Hexinli”)	PRC July 28, 2015	RMB	100,000	78.95%	Property management services

Shenzhen Xilefu Internet Financial Service Co., Ltd.	PRC June 12, 2015	RMB	5,000,000	100%	Dormant

Shenzhen Xileju Technology Development Co., Ltd.	PRC June 4, 2015	RMB	5,000,000	100%	Intelligent information system development

Henan Xinyuan Real Estate Marketing Co., Ltd.	PRC July 30, 2015	RMB	1,000,000	100%	Real estate marketing

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Shandong Xinyuan Renju Real Estate Co., Ltd.	PRC November 19, 2011	RMB	50,000,000	100%	Real estate development

Shaanxi Zhongmao Economy Development Co., Ltd. (“Shaanxi Zhongmao”) (Note 9)	PRC June 22, 1998	RMB	22,500,000	65.98%	Real estate development

421 Kent Holding Co, Ltd.	United States May 2, 2014	US$	1,000	100%	Investment holding company

Hudson 888 Owner LLC	United States October 22, 2015	US$	1,000	100%	Real estate development

XIN Manhattan Holding LLC	United States December 9, 2015	US$	1,000	100%	Investment holding company

Hudson 888 Holding LLC	United States December 9, 2015	US$	1,000	100%	Investment holding company

Shenzhen Xinchuang Investment Consulting Co., Ltd.	PRC January 20, 2016	RMB	500,000	100%	Dormant

Shenzhen Keye Investment Co., Ltd.	PRC February 26, 2016	RMB	5,000,000	100%	Dormant

Henan Yueshenghang Property Service Co., Ltd.	PRC April 15, 2016	RMB	5,000,000	100%	Property management services

Henan Xinyuan Quansheng Real Estate Co., Ltd. (“Henan Quansheng”)	PRC January 14, 2015	RMB	40,000,000	100%	Real estate development

Zhengzhou Shengdao Real Estate Co., Ltd. (“Zhengzhou Shengdao”)	PRC October 14, 2013	RMB	20,000,000	100%	Real estate development

Henan Xinyuan Shunsheng Real Estate Co., Ltd. (“Henan Shunsheng”)	PRC January 13, 2016	RMB	30,000,000	100%	Real estate development

Hunan Erli Real Estate Co., Ltd. (“Hunan Erli”)**	PRC January 4, 2008	RMB	50,000,000	100%	Real estate development

Ningbo Meishan Bonded Port Xinshoulei Investment Management Co., Limited	PRC July 13, 2016	RMB	5,000,000	100%	Dormant

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
XinYuan (China) Technology Research Institute Limited	Hong Kong July 8, 2016	HK$	10,000	100%	Dormant

XIN Queens Holding LLC	United States July 6, 2016	US$	1,000	100%	Investment holding company

Queens Theatre Holdco LLC	United States July 6, 2016	US$	1,000	100%	Investment holding company

Queens Theatre Owner LLC	United States July 6, 2016	US$	1,000	100%	Real estate development

Xinyuan Future Science & Technology Research (Beijing) Co., Limited	PRC July 8, 2016	RMB	1,000,000	100%	Dormant

Zhengzhou Xinnan Real Estate Co., Ltd. (“Zhengzhou Xinnan”)	PRC January 21, 2016	RMB	50,000,000	51%	Real estate development

Xinyan Investment Management Co., Limited(“Xinrock”)	PRC April 8, 2016	RMB	100,000,000	70%	Investment

Hangzhou Investment Consulting Co., Limited	PRC May 25, 2016	RMB	10,000,000	70%	Dormant

Hunan Yue-Mart Commerce and Trade Co., Ltd.	PRC October 11, 2016	RMB	10,000,000	100%	Retail store

Xinyuan Tianjin Technology Development Co., Limited	PRC December 8, 2016	RMB	20,000,000	100%	Dormant

Henan Xinyuan Industrial Co., Limited	The PRC December 22, 2016	RMB	20,000,000	100%	Dormant

Chengdu Xinyuan Commercial Management Co., Limited	The PRC December 12, 2016	RMB	10,000,000	100%	Dormant

VIE:
Beijing Ruihao Rongtong Real Estate Co., Ltd. (“Ruihao Rongtong”) (Note 7)	PRC June 15, 2006	RMB	250,000,000	65%	Real estate development

* Liquidated on December 20, 2016.

** Acquired on August 1, 2016.